Convertible Promissory Notes (Details Narrative) (10-K)					1 Months Ended	2 Months Ended	3 Months Ended			12 Months Ended
	Apr. 01, 2021 shares	Mar. 19, 2021 shares	Mar. 18, 2020 Days $ / shares	Feb. 25, 2020 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	May 24, 2021 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 26, 2021 $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	May 31, 2021 $ / shares shares	Apr. 03, 2021 $ / shares	Jan. 14, 2021 shares	Jan. 08, 2021 $ / shares	Sep. 01, 2020 USD ($)	Feb. 28, 2020 USD ($)
Warrants to purchase | shares												57,000,000
Warrants exercise per share | $ / shares												$ 0.20
Number of shares issued of common stock, value							$ 2,970,621			$ 1,031,670
Debt discount							211,340		$ 12,715	297,697
Debt conversion of shares, value							368,320			$ 226,839
Debt conversion of shares | shares										3,448,025
Conversion price | $ / shares			$ 0.09
Gain (Loss) on Extinguishment of Debt							$ 9,207			$ 184,868	$ 250,778
Amortization of financial costs										$ 297,697
Share issued price per shares | $ / shares							$ 0.0001			$ 0.09
Interest paid							$ 11,100			$ 11,100
Debt instrument maturity date, description			The note will mature 18 months from the issue date, or August 25, 2021, at which time the principal amount and all accrued and unpaid interest, if any, and other fees relating to the note, will be due and payable. Unless an event of default as set forth in the note has occurred, the Company has the right to prepay principal amount of, and any accrued and unpaid interest on, the note at any time prior to the maturity date at 100% of the principal amount plus any accrued and unpaid interest plus the lesser of (i) nine months of unaccrued interest or (ii) all unaccrued interest through the remainder of the term.
Trading days | Days			21
Conversion price, description			The conversion price shall be $0.09 per share (subject to adjustment as further described in the note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the note, the conversion price shall immediately be equal to the lesser of (i) the fixed conversion price ($0.09); (ii) 60% of the lowest bid price during the twenty one consecutive trading day period immediately preceding the trading that the Company receives a Notice of Conversion or (iii) the discount to market based on subsequent financing.
Common stock shares outstanding percentage			4.99%
Beneficial conversion description			The foregoing, in no event shall Leonite be entitled to convert any portion of the note in excess of that portion of the note upon conversion of which the sum of (1) the number of common shares beneficially owned by Leonite and its affiliates (other than common shares which may be deemed beneficially owned through the ownership of the unconverted portion of the note or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to the limitations contained in the note, and, if applicable, net of any shares that may be deemed to be owned by any person not affiliated with Leonite who has purchased a portion of the note from Leonite) and (2) the number of common shares issuable upon the conversion of the portion of the note with respect to which the determination of this proviso is being made, would result in beneficial ownership by Leonite and its affiliates of more than 4.99% of the outstanding common shares of the Company. Such limitations on conversion may be waived (up to a maximum of 9.99%)
Convertible Promissory Note [Member]
Issuance of common stock shares | shares							450,000			450,000
Debt conversion of shares, value										$ 226,839
Debt conversion of shares | shares										2,520,434
Conversion price | $ / shares										$ 0.09
Gain (Loss) on Extinguishment of Debt										$ 44,274
Share issued price per shares | $ / shares									$ 0.27	$ 0.27
Convertible Promissory Note [Member]
Principal amount							$ 467,500			$ 467,500
Original issue discount							41,537			41,537
Number of shares issued of common stock, value							123,390			123,390
Debt conversion of shares, value							$ 5,655,967			$ 5,655,967
Conversion price | $ / shares							$ 0.09			$ 0.09
Proceeds from related party debt							$ 509,037			$ 509,037
Warrants							242,100			242,100
Beneficial conversion feature							467,500			467,500
Excess of conversion feature							$ 466,146			466,146
Maximum [Member]
Common stock shares outstanding percentage			9.99%
Subsequent Event [Member]
Issuance of common stock shares | shares	1,240,111				12,284,800	60,650		1,850,000
Warrants to purchase | shares							45,840,121							250,000
Warrants exercise per share | $ / shares					$ 0.20		$ 0.20						$ 0.20
Number of shares issued of common stock, value					$ 2,455,960	$ 12,130
Share issued price per shares | $ / shares								$ 0.09							$ 0.10
Warrants [Member]
Issuance of common stock shares | shares							14,559,800
Number of shares issued of common stock, value							$ 2,919,975
Debt conversion of shares | shares							57,683,607
Leonite Capital LLC [Member]
Principal amount				$ 544,425			$ 509,037			$ 509,037						$ 310,322	$ 198,715
Issuance of common stock shares | shares				450,000			450,000			450,000
Warrant term				5 years
Warrants to purchase | shares				900,000
Warrants exercise per share | $ / shares				$ 0.10
Original issue discount				$ 44,425			$ 41,537			$ 41,537						25,322	16,215
Purchase price				$ 500,000
Convertible debt							467,500			467,500						$ 285,000	$ 182,500
Number of shares issued of common stock, value							123,390			123,390
Leonite Capital LLC [Member] | Convertible Promissory Note [Member]
Principal amount										182,565
Debt conversion of shares, value										$ 226,839
Debt conversion of shares | shares										2,520,434
Conversion price | $ / shares										$ 0.09
Gain (Loss) on Extinguishment of Debt										$ 44,274
Beneficial conversion feature										933,646
Leonite Capital LLC [Member] | Subsequent Event [Member]
Issuance of common stock shares | shares		790,243						4,092,431
Share issued price per shares | $ / shares								$ 0.09
Leonite Capital LLC [Member] | Warrants [Member]
Debt discount							344,110			344,110
Amortization of financial costs							58,146			273,405
Leonite Capital LLC [Member]
Principal amount							0			293,077
Original issue discount							0			194,095
Convertible debt							$ 0			$ 98,982
Interest rate							10.20%			10.20%
Lesser interest rate							24.00%			24.00%